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                           SMITH BARNEY INCOME FUNDS
                               on behalf of the
                         Smith Barney Convertible Fund
                         Smith Barney High Income Fund
                    Smith Barney Municipal High Income Fund
                      Smith Barney Total Return Bond Fund

                         Supplement dated June 3, 2002
                  to the Prospectuses dated November 28, 2001

   The following information supplements, and to the extent inconsistent therewith, supersedes, the information in the Prospectuses and Statement of Additional Information:

Smith Barney Convertible Fund

In accordance with the requirements of new Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Smith Barney Convertible Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings, for investment purposes in convertible securities.

Smith Barney High Income Fund

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, the Smith Barney High Income Fund will invest, under normal market conditions, at least 80% of the value of its net assets, plus any borrowings, for investment purposes, in high yield corporate bonds, debentures and notes.

Smith Barney Municipal High Income Fund

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, the Smith Barney Municipal High Income Fund will invest, under normal market conditions, at least 80% of the value of its net assets, plus any borrowings, for investment purposes in intermediate-term and long-term municipal securities rated medium investment grade, low investment grade or below investment grade by a nationally recognized rating organization or if unrated, of comparable quality.

Smith Barney Total Return Bond Fund

In accordance with the requirements of new Rule 35d-1 under the 1940 Act, the Smith Barney Total Return Bond Fund will invest, under normal market conditions, at least 80% of the value of its net assets, plus any borrowings, for investment purposes in the following fixed income securities: U.S. government securities, high grade mortgage related securities issued by various governmental and non-governmental entities, investment grade corporate debt securities, investment grade taxable municipal securities and investment grade asset backed securities.

FD 02565